Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Convertible Preferred Stock
Convertible preferred stock

As of December 31, 2019, preferred stock consisted of the following ($ in millions, except for share amounts):

	As of
	December 31, 2019
		Preferred Stock			Common Stock
	Preferred	Issued and	Carrying	Liquidation	Issuable Upon
	Stock Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107

As of each balance sheet date, preferred stock consisted of the following ($ in millions, except for share amounts):

	December 31, 2018
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,700,224	119.8	120.1	8,700,224
	24,449,177	24,445,555	$180.8	$180.8	24,445,555

	December 31, 2019
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred Stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107